Consolidated statements of cash flows - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net earnings (loss)	$ 89,264,000	$ (102,654,000)
Adjustments for:
Depreciation and amortization	177,376,000	190,415,000
Deferred sales	43,528,000	608,000
Unrealized loss on derivatives	82,636,000	13,771,000
Share-based compensation	3,318,000	4,536,000
Loss on disposal of assets	514,000	3,803,000
Finance costs	85,728,000	76,612,000
Finance income	(37,499,000)	(6,804,000)
Share of earnings from equity-accounted investee	(93,988,000)	(68,283,000)
Other income	(96,934,000)	(446,000)
Other operating expense (income)	22,944,000	(8,407,000)
Income tax recovery	(4,469,000)	(1,201,000)
Interest received	35,443,000	9,374,000
Income taxes received (paid)	(1,521,000)	9,583,000
Dividends from equity-accounted investee	117,698,000	50,128,000
Other operating items	(119,431,000)	287,253,000
Net cash provided by operations	304,607,000	458,288,000
Investing activities
Additions to property, plant and equipment	(143,448,000)	(98,784,000)
Acquisition	(101,681,000)	0
Increase in short-term investments	(1,044,473,000)	(59,921,000)
Decrease (increase) in long-term receivables, investments and other	(2,000,000)	73,050,000
Proceeds from sale of property, plant and equipment	780,000	5,357,000
Net cash used in investing	(1,290,822,000)	(80,298,000)
Financing activities
Interest paid	(38,856,000)	(38,977,000)
Proceeds from issuance of shares, stock option plan	9,632,000	26,771,000
Proceeds from issuance of shares, net of issue costs	953,285,000	0
Lease principal payments	(2,908,000)	(2,727,000)
Dividends paid	(51,895,000)	(31,839,000)
Net cash provided by (used in) financing	869,258,000	(46,772,000)
Increase (decrease) in cash and cash equivalents, during the year	(116,957,000)	331,218,000
Exchange rate changes on foreign currency cash balances	13,184,000	(2,153,000)
Cash and cash equivalents, beginning of year	1,247,447,000	918,382,000
Cash and cash equivalents, end of year	1,143,674,000	1,247,447,000
Cash and cash equivalents is comprised of:
Cash	701,818,000	604,557,000
Cash equivalents	$ 441,856,000	$ 642,890,000